STOCK-BASED COMPENSATION PLANS - Quebecor Media outstanding options (Details) - Quebecor Media stock option plan	12 Months Ended
	Dec. 31, 2017 CAD ($) Option	Dec. 31, 2016 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year (in shares) | Option	980,905	1,482,494
Exercised (in shares) | Option	(215,978)	(399,689)
Cancelled (in shares) | Option	(169,100)	(101,900)
Balance at end of year (in shares) | Option	595,827	980,905
Vested options at end of year (in shares) | Option	226,200	163,550
Balance at beginning of year (in dollars per share)	$ 61.71	$ 60.44
Exercised (in dollars per share)	59.40	56.48
Cancelled (in dollars per share)	60.65	63.79
Balance at end of year (in dollars per share)	62.84	61.71
Vested options at end of year (in dollars per share)	58.78	54.90
Cash consideration on stock options exercised	$ 5,500,000	$ 6,500,000